Stock-Based Compensation (Details 2) (Restricted Stock [Member], USD $) In Thousands, except Per Share data	12 Months Ended
Apr. 30, 2011
Restricted Stock [Member]
Summary of changes in outstanding Restricted stock units and restricted stock
Outstanding at May 1, 2010	176
Weighted Average Fair Value at Grant Date, Beginning Balance	$ 50.59
Granted	28
Weighted Average Fair Value at Grant Date, Granted	$ 61.64
Vested	(122)
Weighted Average Fair Value at Grant Date, Vested	$ 51.21
Outstanding at April 30, 2011	82
Weighted Average Fair Value at Grant Date, Ending Balance	$ 53.28